Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 23, 2021
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity File Number	333-214872
Entity Registrant Name	Jupiter Gold Corp
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		5,946,832